Leases - Summary of supplemental cash flow (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 36,066	¥ 45,682